UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2010

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments:

Putnam Europe Equity Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Austria (0.9%)
Wienerberger AG (NON)	95,362	$1,969,038
		1,969,038

Belgium (1.8%)
KBC Groupe SA (NON)	48,807	2,453,310
UCB SA	40,603	1,714,799
		4,168,109

Denmark (0.7%)
Carlsberg A/S Class B	22,610	1,639,437
		1,639,437

Finland (1.9%)
Nokia OYJ	164,994	2,428,253
Nokian Renkaat OYJ (S)	80,358	1,874,583
		4,302,836

France (17.9%)
AXA SA	197,448	5,349,143
BNP Paribas (Rights) (NON)	66,388	143,884
BNP Paribas SA	66,388	5,308,135
Christian Dior SA	29,650	2,930,814
France Telecom SA (S)	238,345	6,354,135
Renault SA (NON)	35,609	1,661,627
Saft Groupe SA	16,898	940,326
Total SA	125,017	7,433,756
UBISOFT Entertainment (NON)	81,653	1,547,270
Unibail-Rodamco (R)	11,741	2,440,620
Vallourec SA (S)	12,169	2,063,589
Vivendi SA	163,359	5,058,369
		41,231,668

Germany (11.6%)
Aixtron AG	73,458	2,002,989
BASF SE	53,587	2,841,500
Bayerische Motoren Werke (BMW) AG	35,963	1,735,286
Biotest AG (Preference)	16,454	993,929
Deutsche Post AG	147,765	2,769,754
HeidelbergCement AG 144A (NON)	12,803	829,443
Henkel AG & Co. KGaA	57,922	2,495,433
Infineon Technologies AG (NON)	313,600	1,770,354
Kloeckner & Co., AG (NON) (S)	57,382	1,315,913
MTU Aero Engines Holding AG	52,156	2,471,568
Porsche Automobil Holding SE (Preference)	33,423	2,630,774
RWE AG	27,093	2,518,172
Wincor Nixdorf AG	38,016	2,450,064
		26,825,179

Greece (2.0%)
National Bank of Greece SA (NON)	79,214	2,842,024
Public Power Corp. SA (NON)	83,510	1,860,062
		4,702,086

Ireland (1.6%)
Irish Life & Permanent PLC	150,984	1,242,587
Kerry Group PLC Class A	86,488	2,475,940
		3,718,527

Italy (1.3%)
Prysmian SpA	154,565	2,901,743
		2,901,743

Luxembourg (1.1%)
ArcelorMittal	69,652	2,606,059
		2,606,059

Netherlands (1.2%)
ASML Holding NV	90,662	2,668,585
		2,668,585

Norway (3.1%)
DnB NOR ASA (NON)	200,112	2,322,161
StatoilHydro ASA	214,374	4,830,303
		7,152,464

Spain (7.0%)
Banco Bilbao Vizcaya Argentaria SA	279,350	4,962,142
Banco Santander Central Hispano SA	410,454	6,611,757
Endesa SA	92,013	3,042,516
Gestevision Telecinco SA	108,688	1,371,983
		15,988,398

Switzerland (12.1%)
Credit Suisse Group	84,946	4,716,488
Nestle SA	109,154	4,654,539
Novartis AG	87,361	4,373,955
Roche Holding AG	50,171	8,114,757
Zurich Financial Services AG	24,622	5,860,683
		27,720,422

United Arab Emirates (0.5%)
DP World, Ltd.	2,122,283	1,188,478
		1,188,478

United Kingdom (35.1%)
Autonomy Corp. PLC (NON)	67,797	1,767,613
BAE Systems PLC	739,106	4,130,824
Barclays PLC	755,326	4,472,927
BG Group PLC	246,223	4,283,649
BHP Billiton PLC	76,916	2,102,617
BP PLC	1,120,762	9,919,605
Britvic PLC	374,985	2,115,576
BT Group PLC	1,079,681	2,246,438
Cairn Energy PLC (NON)	33,111	1,476,947
Cobham PLC	629,811	2,206,539
Compass Group PLC	402,496	2,462,757
GlaxoSmithKline PLC	372,915	7,338,276
HSBC Holdings PLC	733,810	8,409,154
Kazakhmys PLC	107,284	1,844,144
Marks & Spencer Group PLC	453,320	2,627,175
Reckitt Benckiser Group PLC	95,364	4,667,428
Tate & Lyle PLC (NON)	233,167	1,577,821
TUI Travel PLC	369,204	1,504,459
Vedanta Resources PLC	47,901	1,458,179
Vodafone Group PLC	2,730,458	6,126,877
WM Morrison Supermarkets PLC	681,248	3,023,506
WPP PLC	268,166	2,304,802
Xstrata PLC	182,668	2,697,022
		80,764,335

Total common stocks (cost $192,851,751)		$229,547,364

SHORT-TERM INVESTMENTS (2.0%)(a)
	Principal amount/shares	Value

U.S. Treasury Cash Management Bills for an effective
yield of 0.235%, July 15, 2010	20,000	19,945
U.S. Treasury Cash Management Bills for an effective
yield of 0.437%, April 01, 2010	206,000	205,590
Short-term investments held as collateral for loaned
securities with a yield of 0.01% and due date
of October 1, 2009 (d)	3,651,397	3,651,396
Putnam Money Market Liquidity Fund (e)	812,602	$812,602

Total short-term investments (cost $4,689,615)		$4,689,533

TOTAL INVESTMENTS

Total investments (cost $197,541,366) (b)		$234,236,897

NOTES

(a) Percentages indicated are based on net assets of $229,919,583.

(b) The aggregate identified cost on a tax basis is $205,603,012, resulting in gross unrealized appreciation and depreciation of $38,466,413 and $9,832,528, respectively, or net unrealized appreciation of $28,633,885.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $3,475,822. The fund received cash collateral of $3,651,396 which is pooled with collateral of other Putnam funds into 1 issue of short-term investment.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,120 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $17,853,895 and $17,041,293, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

The fund had the following industry concentrations greater than 10% at September 30, 2009 (as a percentage of net assets):

Banking	16.3%
Oil and gas	12.2

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $84,811 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Austria	$1,969,038	$--	$--

	Belgium	4,168,109

	Denmark	1,639,437

	Finland	4,302,836

	France	41,231,668

	Germany	26,825,179

	Greece	4,702,086

	Ireland	3,718,527

	Italy	2,901,743

	Luxembourg	2,606,059

	Netherlands	2,668,585

	Norway	7,152,464

	Spain	15,988,398

	Switzerland	27,720,422

	United Arab Emirates	1,188,478

	United Kingdom	80,764,335

Total common stocks		229,547,364	--	--

Short-term investments		812,602	3,876,931	--

Totals by level		$230,359,966	$3,876,931	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$--	$21,186

Other financial instruments include receivable purchase agreements.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	June	discounts/	Realized	appreciation/	purchases/	and/or out	September
	30, 2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$21,857			$(671)			$21,186

† Includes $(671) related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 25, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 25, 2009